Lease Commitments (Schedule of Supplemental Consolidated Statement of Financial Position information Related to Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease right of use assets	$ 425,884	$ 405,446
Current portion of operating lease liabilities	67,390	69,322
Non-current portion of operating lease liabilities	363,100	344,585
Total operating lease liabilities	$ 430,490	$ 413,907
Weighted average remaining lease term (years)	4 years 6 months 29 days	4 years 8 months 12 days
Weighted average discount rate	4.02%	3.71%